Cash and cash equivalents (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Cash and cash equivalents.
Cash deposits	$ 67.3	$ 469.5
Term deposits	9.6	41.6
Cash and cash equivalents	$ 76.9	$ 511.1	$ 533.3	$ 253.0